Note 6 - Share Capital (Details Textual) - USD ($)			3 Months Ended	9 Months Ended		11 Months Ended	33 Months Ended
	Jun. 08, 2018	Oct. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 29, 2017	May 30, 2018	Mar. 28, 2018	Oct. 27, 2017	Apr. 02, 2015
Statement Line Items [Line Items]
Issue of equity				$ 6,818,000	$ 10,203,000
Aspire purchase agreement [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value										$ 15,500,000
Total number of shares issued		357,143
Weighted average share price				2.87
Proceeds from Issuing Shares, Gross		$ 500,000		$ 15,000,000		$ 15,500,000
Proceeds from issuing shares		$ 324,000
Number of Shares Issued During the Period				5,231,953
Aspire purchase agreement [member] | Common shares to Aspire Capital in consideration for entering into the Aspire Purchase Agreement [member]
Statement Line Items [Line Items]
Total number of shares issued										321,429
Aspire purchase agreement 2018 [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value								$ 20,000,000
Total number of shares issued	170,261
Value of shares issued during the period	$ 600,000
At the market equity facility [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value											$ 20,000,000
Total number of shares issued			8,858,252		8,858,252
Weighted average share price			$ 1.20
Proceeds from Issuing Shares, Gross			10,620,000
Proceeds from issuing shares			$ 10,310,000
Equity Issuance, Commission Percentage			3.00%		3.00%
Issue of equity							$ 20,000,000
Cantor Fitzgerald [member]
Statement Line Items [Line Items]
Sale of Stock, Maximum Offering Value									$ 30,000,000
Total number of shares issued				2,017,046		2,017,046
Weighted average share price				$ 3.49
Proceeds from Issuing Shares, Gross				7,000,000
Proceeds from issuing shares				$ 6,800,000
Equity Issuance, Commission Percentage				3.00%		3.00%